SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Intangible assets
2019 (for the remaining six months)	$ 26,100	$ 54,200
2020	29,400	29,400
2021	29,400	29,400
2022	3,500	3,500
Total	$ 88,400	$ 116,500